Commitments and Contingencies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Lease term	3 years		3 years		3 years
Remaining lease term					2 years 10 months 24 days		1 year 1 month 6 days
Operating lease expense	$ 31,102	$ 32,113	$ 62,204	$ 64,226	$ 127,946	$ 121,980
Office Lease [Member]
Commitments and Contingencies [Line Items]
Remaining lease term	2 years 4 months 24 days		2 years 4 months 24 days				7 months 6 days
Operating lease discount rate, percentage	7.70%		7.70%		7.70%		10.34%